Employee Benefits (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Benefits Explanatory [Line Items]
Assets of benefit plan	$ 2,213,018
Termination benefits expense	47,000
Gains (losses) arising from settlements, net defined benefit liability (asset)	8,967
Estimate of contributions expected to be paid to plan for next annual reporting period	102,869
Employee benefits expense	44,900,469	$ 40,210,924	$ 41,303,258
Domestic defined contribution plans [member]
Disclosure Of Employee Benefits Explanatory [Line Items]
Employee benefits expense	1,003,063	936,923	927,083
Overseas defined contribution plans [Member]
Disclosure Of Employee Benefits Explanatory [Line Items]
Employee benefits expense	$ 892,109	$ 1,127,958	$ 1,400,994